Subsequent Events, Shipbuilding Contract for the Construction of an Oil Tanker (Details) - Subsequent Event [Member] $ in Thousands	Mar. 07, 2023 USD ($) Payment t
Shipbuilding Contract for Construction of Oil Tanker [Member]
Shipbuilding Contract for the Construction of an Oil Tanker [Abstract]
DWT | t	114,000
Gross contract price of vessel to be constructed	$ 63,250
Number of instalment payments to be made for vessel to be constructed | Payment	5
First Instalment Payment [Member]
Shipbuilding Contract for the Construction of an Oil Tanker [Abstract]
Instalment payment	$ 9,488
Second Instalment Payment [Member]
Shipbuilding Contract for the Construction of an Oil Tanker [Abstract]
Instalment payment	6,325
Third Instalment Payment [Member]
Shipbuilding Contract for the Construction of an Oil Tanker [Abstract]
Instalment payment	6,325
Fourth Instalment Payment [Member]
Shipbuilding Contract for the Construction of an Oil Tanker [Abstract]
Instalment payment	6,325
Fifth Instalment Payment [Member]
Shipbuilding Contract for the Construction of an Oil Tanker [Abstract]
Instalment payment	$ 34,787